Commitments and Contingencies (Details)	12 Months Ended											12 Months Ended																														12 Months Ended															12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2008 USD ($)	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010 Oro Group [Member] USD ($)	Dec. 31, 2009 Oro Group [Member] USD ($)	Dec. 31, 2010 Anglo Gold Ashanti United States Of America [Member] USD ($)	Dec. 31, 2009 Anglo Gold Ashanti United States Of America [Member] USD ($)	Dec. 31, 2010 Anglo Gold Ashanti [Member] USD ($)	Dec. 31, 2009 Anglo Gold Ashanti [Member] USD ($)	Dec. 31, 2010 Boddington Gold Mine [Member] USD ($)	Dec. 31, 2009 Boddington Gold Mine [Member] USD ($)	Dec. 31, 2010 Tau Lekoa Gold Mine [Member] USD ($)	Dec. 31, 2009 Tau Lekoa Gold Mine [Member] USD ($)	Dec. 31, 2010 Geita Management Company Limited [Member] USD ($)	Dec. 31, 2009 Geita Management Company Limited [Member] USD ($)	Dec. 31, 2010 Geita Management Company Limited [Member] USD ($)	Dec. 31, 2009 Geita Management Company Limited [Member] USD ($)	Dec. 31, 2010 Ashanti Treasury Services Limited [Member] USD ($)	Dec. 31, 2009 Ashanti Treasury Services Limited [Member] USD ($)	Dec. 31, 2010 Capital Addition [ Member] USD ($)	Dec. 31, 2009 Capital Addition [ Member] USD ($)	Dec. 31, 2010 Stay In Business Expenditure [Member] USD ($)	Dec. 31, 2009 Stay In Business Expenditure [Member] USD ($)	Dec. 31, 2010 Other Contractual Purchase Obligations [Member] USD ($)	Dec. 31, 2009 Other Contractual Purchase Obligations [Member] USD ($)	Dec. 31, 2010 South Africa [Member] USD ($)	Dec. 31, 2009 South Africa [Member] USD ($)	Dec. 31, 2010 Brazil [Member] USD ($)	Dec. 31, 2009 Brazil [Member] USD ($)	Dec. 31, 2010 Brazil [Member] Contingent Liabilities Gold Deliveries Sales Tax First Assessment [Member] USD ($)	Dec. 31, 2009 Brazil [Member] Contingent Liabilities Gold Deliveries Sales Tax First Assessment [Member] USD ($)	Dec. 31, 2010 Brazil [Member] Contingent Liabilities Gold Deliveries Sales Tax Second Assessment [Member] USD ($)	Dec. 31, 2009 Brazil [Member] Contingent Liabilities Gold Deliveries Sales Tax Second Assessment [Member] USD ($)	Dec. 31, 2010 Brazil [Member] Contingent Liabilities Other Tax Disputes State Of Minas Gerais [Member] USD ($)	Dec. 31, 2009 Brazil [Member] Contingent Liabilities Other Tax Disputes State Of Minas Gerais [Member] USD ($)	Dec. 31, 2010 Brazil [Member] Contingent Liabilities Other Tax Disputes Various [Member] USD ($)	Dec. 31, 2009 Brazil [Member] Contingent Liabilities Other Tax Disputes Various [Member] USD ($)	Dec. 31, 2010 Ghana [Member] USD ($)	Dec. 31, 2009 Ghana [Member] USD ($)	Dec. 31, 2010 Revolving Credit Facility [Member] USD ($)	Apr. 20, 2010 Revolving Credit Facility [Member] USD ($)	Dec. 31, 2009 Revolving Credit Facility [Member] USD ($)	Dec. 31, 2010 Rated Bonds [Member] USD ($)	Dec. 31, 2009 Rated Bonds [Member] USD ($)	Dec. 31, 2010 Convertible Debt [Member] USD ($)	Dec. 31, 2009 Convertible Debt [Member] USD ($)	Dec. 31, 2010 Mandatory Convertible Bonds [Member] USD ($)	Dec. 31, 2009 Mandatory Convertible Bonds [Member] USD ($)	Dec. 31, 2010 Line Of Credit [Member] USD ($)	Dec. 31, 2009 Line Of Credit [Member] USD ($)	Dec. 31, 2010 Syndicated Loan Facility Other [Member] USD ($)	Dec. 31, 2009 Syndicated Loan Facility Other [Member] USD ($)	Dec. 31, 2010 Ten Year Unsecured Notes [Member] USD ($)	Dec. 31, 2010 Thirty Year Unsecured Notes [Member] USD ($)	Dec. 31, 2010 Future Year One [Member]	Dec. 31, 2010 Future Year Two [Member]	Dec. 31, 2010 Future Year Three Thereafter [Member]
Capital Expenditure Commitments [Abstract]
Contracts For Capital Expenditure	$ 176,000,000	$ 131,000,000
Authorized by the directors but not yet contracted for	988,000,000	1,683,000,000
Total Capital Expenditure Commitments	1,164,000,000	1,814,000,000
Project Expenditure Total	540,000,000	858,000,000
Stay In Business Expenditure Total	624,000,000	956,000,000
Other Contractual Purchase Obligations Total	538,000,000	442,000,000
Commitments and Contingencies [Abstract]
Contingent Liabilities Financial Guarantees And Hedging Guarantees Total	2,998,000,000	3,598,000,000
Financial Guarantees [Line Items]
Financial Guarantees Surety						15,000,000	13,000,000
Financial Guarantees Reclamation Bonds								88,000,000	84,000,000
Financial Guarantees Environmental Guarantees										172,000,000	134,000,000
Financial Guarantees Surety Maximum Liability (ZAR)						100,000,000
Gain Contingencies [Line Items]
Contingent Assets Royalty												0	0	0	0
Contingent Assets Rate Payable Dollar Per Ounce												600
Contingent Assets Maximum Royalty Cap												100,000,000
Royalty Revenue Received Subsequent To Period End												6,000,000	0
Contingent Assets Royalty On Further Production Receivable Ounce														1,500,000
Contingent Assets Royalty Payment Rate Percentage														3.00%
Contingent Assets Maximum Gold Price Rand Per Kilogram Before Royalty Entitlement														180,000
Royalty Revenue	8,000,000	0	0									4,000,000	0	3,000,000	0
Royalty Revenue Received Collection Period												forty five days
Vulnerability From Concentrations [Abstract]
Entity Number Of Employees	62,046			63,364	62,895
Vulnerability From Concentrations Recoverable Value Added Tax																49,000,000	36,000,000
Vulnerability From Concentrations Fuel Duties																62,000,000	48,000,000
Vulnerability From Concentrations Discount Rate	7.82%
Collective Bargaining Agreement Time Period	two year
Hedging Guarantees [Line Items]
Hedging Guarantees Gold Delivery	0	370,000,000
Hedging Guarantees																		0	432,000,000	0	443,000,000
Long Term Commitment Excluding Unconditional Purchase Obligation [Abstract]
Long Term Commitment Of Equity Accounted Joint Ventures	12,000,000	6,000,000
Long Term Purchase Commitment [Line Items]
Recorded Unconditional Purchase Obligation Due Within One Year																						433,000,000	264,000,000	404,000,000	705,000,000	398,000,000	346,000,000
Recorded Unconditional Purchase Obligation Due Thereafter																						107,000,000	594,000,000	220,000,000	251,000,000	140,000,000	96,000,000
Loss Contingencies [Line Items]
Contingent Liabilities Groundwater Pollution	0	0
Contingent Liabilities Deep Groundwater Pollution																												0	0
Contingent Liabilities Gold Deliveries Sales Tax																														89,000,000	76,000,000	55,000,000	47,000,000	34,000,000	29,000,000
Contingent Liabilities, Other Tax Disputes																														34,000,000	25,000,000					10,000,000	8,000,000	24,000,000	17,000,000
Contingent Liabilities Indirect Taxes																																								11,000,000	9,000,000
Loss Contingency Estimate Of Possible Loss	0	0
Guarantee Obligations [Line Items]
Guarantees Fair Value Disclosure																																										50,000,000		0	1,012,000,000	0	736,000,000	735,000,000	791,000,000	0	0	252,000,000	0	1,025,000,000
Debt Instrument Interest Rate Stated Percentage																																															3.50%		6.00%						5.375%	6.50%
Line Of Credit Facility Maximum Borrowing Capacity																																											1,000,000,000										1,150,000,000
Line Of Credit Facility Revolving Credit Facility Period																																										four year
Debt Instrument Face Amount	$ 732,500,000																																														$ 732,500,000		$ 789,000,000						$ 700,000,000	$ 300,000,000
Significant Purchase And Supply Commitment Excluding Longterm Commitment [Line Items]
Forward Pricing Uranium Commitments Pounds (000)																																																									494	494	494
Average contracted price (Dollar Per Pound)																																																									33.97	34.35	34.74